Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 52.1%
Aerospace & Defense - 1.1%
General Dynamics Corp.	30,902	$ 6,556,478
L3 Harris Technologies, Inc.	18,298	3,802,873

		10,359,351

Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B	62,252	10,056,188

Banks - 1.9%
Bank of America Corp.	319,511	9,649,232
JPMorgan Chase & Co.	73,032	7,631,844

		17,281,076

Beverages - 1.2%
Constellation Brands, Inc., Class A	17,586	4,039,152
Monster Beverage Corp. (A)	82,657	7,187,853

		11,227,005

Biotechnology - 1.1%
AbbVie, Inc.	75,452	10,126,413

Building Products - 0.4%
Trane Technologies PLC	24,235	3,509,470

Capital Markets - 2.5%
Charles Schwab Corp.	56,454	4,057,349
CME Group, Inc.	34,066	6,034,111
Goldman Sachs Group, Inc.	15,110	4,427,985
Morgan Stanley	106,241	8,394,101

		22,913,546

Chemicals - 0.5%
Corteva, Inc.	81,459	4,655,382

Communications Equipment - 0.3%
Motorola Solutions, Inc.	10,309	2,308,907

Consumer Finance - 0.8%
American Express Co.	56,591	7,634,692

Electrical Equipment - 0.3%
Rockwell Automation, Inc.	11,837	2,546,257

Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.	97,576	2,831,655
TE Connectivity Ltd.	18,874	2,082,935

		4,914,590

Entertainment - 0.8%
Walt Disney Co. (A)	81,008	7,641,485

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	14,678	6,931,979
Sysco Corp.	74,185	5,245,621

		12,177,600

Food Products - 0.5%
Hershey Co.	19,805	4,366,408

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	71,958	6,962,656
Edwards Lifesciences Corp. (A)	30,892	2,552,606
Intuitive Surgical, Inc. (A)	8,765	1,642,912

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Medtronic PLC	29,871	$ 2,412,083
Stryker Corp.	16,077	3,256,235

		16,826,492

Health Care Providers & Services - 2.2%
UnitedHealth Group, Inc.	39,544	19,971,302

Hotels, Restaurants & Leisure - 3.0%
Booking Holdings, Inc. (A)	1,621	2,663,643
Hilton Worldwide Holdings, Inc.	66,529	8,024,728
McDonald’s Corp.	41,689	9,619,320
Starbucks Corp.	77,376	6,519,702

		26,827,393

Household Products - 0.8%
Procter & Gamble Co.	56,750	7,164,688

Industrial Conglomerates - 0.8%
Honeywell International, Inc.	43,641	7,286,738

Insurance - 1.3%
Progressive Corp.	100,166	11,640,291

Interactive Media & Services - 2.4%
Alphabet, Inc., Class C (A)	226,071	21,736,727

Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. (A)	111,436	12,592,268

IT Services - 2.8%
Accenture PLC, Class A	20,123	5,177,648
Cognizant Technology Solutions Corp., Class A	42,624	2,448,322
Fidelity National Information Services, Inc.	31,733	2,398,063
Mastercard, Inc., Class A	55,180	15,689,881

		25,713,914

Leisure Products - 0.3%
Hasbro, Inc.	44,135	2,975,582

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	15,098	7,657,555

Machinery - 1.3%
Deere & Co.	28,215	9,420,706
Parker-Hannifin Corp.	11,545	2,797,469

		12,218,175

Media - 0.8%
Comcast Corp., Class A	237,325	6,960,742

Multiline Retail - 0.9%
Dollar General Corp.	34,813	8,350,246

Oil, Gas & Consumable Fuels - 0.8%
ConocoPhillips	70,489	7,213,844

Personal Products - 0.3%
Estee Lauder Cos., Inc., Class A	13,260	2,862,834

Pharmaceuticals - 2.7%
Eli Lilly & Co.	36,058	11,659,355
Merck & Co., Inc.	96,868	8,342,272
Zoetis, Inc.	29,238	4,335,703

		24,337,330

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (A)	30,171	2,036,844

Transamerica Series Trust	Page 1

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (A)	49,391	$ 3,129,414
Lam Research Corp.	22,300	8,161,800
NVIDIA Corp.	58,237	7,069,389
Texas Instruments, Inc.	42,913	6,642,074

		25,002,677

Software - 5.0%
Adobe, Inc. (A)	13,076	3,598,515
Cadence Design Systems, Inc. (A)	14,465	2,364,015
Microsoft Corp.	168,686	39,286,970

		45,249,500

Specialty Retail - 1.6%
Home Depot, Inc.	31,465	8,682,452
TJX Cos., Inc.	96,581	5,999,612

		14,682,064

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	193,497	26,741,285

Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc., Class B	91,007	7,564,502

Total Common Stocks (Cost $389,303,001)		475,331,363

	Principal	Value
ASSET-BACKED SECURITIES - 3.3%
ACC Auto Trust
Series 2022-A, Class A,
4.58%, 07/15/2026 (B)	$ 370,797	364,796
ACM Auto Trust
Series 2022-1A, Class A,
3.23%, 04/20/2029 (B)	257,357	256,506
Affirm Asset Securitization Trust
Series 2021-B, Class A,
1.03%, 08/17/2026 (B)	565,000	533,078
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (B)	270,504	245,001
ARES LX CLO Ltd.
Series 2021-60A, Class A,
3-Month LIBOR + 1.12%, 3.86% (C), 07/18/2034 (B)	250,000	238,219
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A,
3.93%, 05/15/2028 (B)	327,047	319,540
Carvana Auto Receivables Trust
Series 2021-P4, Class A2,
0.82%, 04/10/2025	344,591	340,749
CBAM Ltd.
Series 2019-11RA, Class A1,
3-Month LIBOR + 1.18%, 3.89% (C), 01/20/2035 (B)	1,210,000	1,160,297
Series 2019-11RA, Class B,
3-Month LIBOR + 1.75%, 4.46% (C), 01/20/2035 (B)	308,466	288,483
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1,
1.53%, 03/15/2061 (B)	796,681	685,512
Series 2021-1A, Class B1,
1.98%, 03/15/2061 (B)	300,926	253,093

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CF Hippolyta Issuer LLC (continued)
Series 2022-1A , Class A1,
5.97%, 08/15/2062 (B)	$ 901,000	$ 870,754
Series 2022-1A , Class A2,
6.11%, 08/15/2062 (B)	2,113,000	2,003,171
CIFC Funding Ltd.
Series 2018-3A, Class A,
3-Month LIBOR + 1.10%, 3.84% (C), 07/18/2031 (B)	416,000	404,649
Series 2021-7A, Class A1,
3-Month LIBOR + 1.13%, 3.91% (C), 01/23/2035 (B)	375,000	358,614
Series 2021-7A, Class B,
3-Month LIBOR + 1.60%, 4.38% (C), 01/23/2035 (B)	250,874	233,415
Conn’s Receivables Funding LLC
Series 2021-A, Class A,
1.05%, 05/15/2026 (B)	120,255	119,708
Consumer Loan Underlying Bond CLUB Credit Trust
Series 2019-P2, Class C,
4.41%, 10/15/2026 (B)	381,441	379,242
CP EF Asset Securitization I LLC
Series 2021-1A, Class A,
5.96%, 04/15/2030 (B)	406,958	402,230
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A,
1.76%, 04/15/2049 (B)	821,000	674,193
Domino’s Pizza Master Issuer LLC
Series 2018-1A, Class A2I,
4.12%, 07/25/2048 (B)	759,413	716,329
Elmwood CLO II Ltd.
Series 2019-2A, Class AR,
3-Month LIBOR + 1.15%, 3.86% (C), 04/20/2034 (B)	339,000	327,141
Exeter Automobile Receivables Trust
Series 2019-1A, Class E,
5.20%, 01/15/2026 (B)	380,000	377,850
Series 2021-1A, Class D,
1.08%, 11/16/2026	562,000	527,883
Foursight Capital Automobile Receivables Trust
Series 2021-1, Class B,
0.87%, 01/15/2026 (B)	295,000	288,348
HPS Loan Management Ltd.
Series 2021-16A, Class B,
3-Month LIBOR + 1.70%, 4.48% (C), 01/23/2035 (B)	250,000	232,224
Jack in the Box Funding LLC
Series 2019-1A, Class A2II,
4.48%, 08/25/2049 (B)	98,750	89,891
JPMorgan Chase Bank NA - CACLN
Series 2021-1, Class B,
0.88%, 09/25/2028 (B)	185,744	179,461
Series 2021-2, Class B,
0.89%, 12/26/2028 (B)	398,660	383,632
LAD Auto Receivables Trust
Series 2021-1A, Class A,
1.30%, 08/17/2026 (B)	343,721	331,389
Series 2022-1A, Class A,
5.21%, 06/15/2027 (B)	975,583	963,405
Lendbuzz Securitization Trust
Series 2022-1A, Class A,
4.22%, 05/17/2027 (B)	817,341	796,315

Transamerica Series Trust	Page 2

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Libra Solutions LLC
Series 2022-1A, Class A,
4.75%, 05/15/2034 (B)	$ 311,802	$ 306,328
Series 2022-2A , Class A,
6.85%, 10/15/2034 (B)	290,000	289,787
Logan CLO II Ltd.
Series 2021-2A, Class A,
3-Month LIBOR + 1.15%, 3.86% (C), 01/20/2035 (B)	582,571	556,259
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A,
1.54%, 03/20/2026 (B)	688,000	653,758
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (B)	218,086	199,342
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	502,381	439,160
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1,
1.85%, 11/20/2050 (B)	687,300	604,804
Octagon Investment Partners 48 Ltd.
Series 2020-3A, Class AR,
3-Month LIBOR + 1.15%, 3.86% (C), 10/20/2034 (B)	351,000	334,933
Pagaya AI Debt Trust
Series 2022-1, Class A,
2.03%, 10/15/2029 (B)	445,888	428,033
PRPM LLC
Series 2020-4, Class A1,
2.95% (C), 10/25/2025 (B)	497,843	478,332
Regatta XXIII Funding Ltd.
Series 2021-4A, Class B,
3-Month LIBOR + 1.70%, 4.41% (C), 01/20/2035 (B)	264,465	241,208
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B,
5.28%, 05/15/2032 (B)	679,687	667,102
Series 2022-B, Class A2,
5.59%, 08/16/2032 (B)	250,000	250,275
Santander Bank NA - SBCLN
Series 2021-1A, Class B,
1.83%, 12/15/2031 (B)	186,026	179,377
Santander Drive Auto Receivables Trust
Series 2020-3, Class D,
1.64%, 11/16/2026	1,359,000	1,315,564
Sound Point CLO XXII Ltd.
Series 2019-1A, Class AR,
3-Month LIBOR + 1.08%, 3.79% (C), 01/20/2032 (B)	1,088,000	1,047,697
Tesla Auto Lease Trust
Series 2021-B, Class A3,
0.60%, 09/22/2025 (B)	394,000	369,456
Series 2021-B, Class B,
0.91%, 09/22/2025 (B)	202,000	187,230
Theorem Funding Trust
Series 2021-1A, Class A,
1.21%, 12/15/2027 (B)	182,534	177,989
THL Credit Wind River CLO Ltd.
Series 2019-1A , Class AR,
3-Month LIBOR + 1.16%, 3.87% (C), 07/20/2034 (B)	314,000	300,290

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TPI RE-REMIC Trust, Principal Only STRIPS
Series 2022-FRR1, Class AK34,
Zero Coupon, 07/25/2046 (B)	$ 292,000	$ 278,163
Series 2022-FRR1, Class AK33,
Zero Coupon, 07/25/2046 (B)	355,000	338,178
Tricolor Auto Securitization Trust
Series 2022-1A, Class A,
3.30%, 02/18/2025 (B)	114,823	113,331
Upstart Securitization Trust
Series 2021-4, Class A,
0.84%, 09/20/2031 (B)	331,726	318,139
Series 2021-5, Class A,
1.31%, 11/20/2031 (B)	215,812	208,665
Series 2022-1, Class A,
3.12%, 03/20/2032 (B)	849,263	818,521
Series 2022-2, Class A,
4.37%, 05/20/2032 (B)	1,233,061	1,205,080
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (B)	925,000	812,873
Vantage Data Centers LLC
Series 2020-2A, Class A2,
1.99%, 09/15/2045 (B)	596,000	496,748
VCAT LLC
Series 2021-NPL1, Class A1,
2.29% (C), 12/26/2050 (B)	165,767	158,746
Westgate Resorts LLC
Series 2022-1A, Class A,
1.79%, 08/20/2036 (B)	244,098	230,503
Westlake Automobile Receivables Trust
Series 2020-1A, Class D,
2.80%, 06/16/2025 (B)	615,000	603,791

Total Asset-Backed Securities (Cost $31,635,996)		29,954,780

CORPORATE DEBT SECURITIES - 10.1%
Aerospace & Defense - 0.0% (D)
General Dynamics Corp.
3.50%, 04/01/2027	402,000	380,079

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
1.65%, 07/15/2026	802,000	655,559
2.65%, 07/15/2031	122,000	86,367

		741,926

Banks - 3.5%
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (C), 06/14/2029	916,000	744,795
Fixed until 04/29/2030, 2.59% (C), 04/29/2031	2,140,000	1,696,471
Fixed until 04/24/2027, 3.71% (C), 04/24/2028	652,000	593,544
Fixed until 03/05/2028, 3.97% (C), 03/05/2029	456,000	412,755
Fixed until 04/27/2027, 4.38% (C), 04/27/2028	1,348,000	1,263,403
Fixed until 04/27/2032, 4.57% (C), 04/27/2033	1,396,000	1,250,823
Fixed until 06/01/2023 (E), 5.20% (C)	393,000	377,280
Fixed until 09/05/2024 (E), 6.25% (C)	993,000	959,486
Bank of Montreal
Fixed until 01/10/2032, 3.09% (C), 01/10/2037	2,535,000	1,889,480

Transamerica Series Trust	Page 3

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BNP Paribas SA
Fixed until 01/20/2027, 2.59% (C), 01/20/2028 (B) (F)	$ 616,000	$ 526,275
Fixed until 01/20/2032, 3.13% (C), 01/20/2033 (B)	525,000	398,216
Citigroup, Inc.
Fixed until 01/10/2027, 3.89% (C), 01/10/2028	1,369,000	1,260,444
Fixed until 03/31/2030, 4.41% (C), 03/31/2031	893,000	801,435
Fixed until 05/15/2023 (E), 5.35% (C)	478,000	452,905
Fixed until 05/15/2025 (E), 5.95% (C)	496,000	448,903
Fixed until 05/15/2024 (E), 6.30% (C)	109,000	101,510
Citizens Financial Group, Inc.
3.75%, 07/01/2024	188,000	181,545
Commonwealth Bank of Australia
3.78%, 03/14/2032 (B) (F)	966,000	769,478
First Republic Bank
4.63%, 02/13/2047	385,000	308,545
JPMorgan Chase & Co.
Fixed until 04/22/2025, 2.08% (C), 04/22/2026	466,000	424,627
Fixed until 05/13/2030, 2.96% (C), 05/13/2031	949,000	751,326
Fixed until 01/25/2032, 2.96% (C), 01/25/2033	1,283,000	1,008,072
Fixed until 01/29/2026, 3.96% (C), 01/29/2027	1,052,000	993,100
Fixed until 04/26/2025, 4.08% (C), 04/26/2026	899,000	865,687
Fixed until 06/14/2029, 4.57% (C), 06/14/2030	755,000	696,070
Fixed until 04/26/2032, 4.59% (C), 04/26/2033	368,000	330,981
Fixed until 02/01/2025 (E), 4.60% (C)	414,000	360,635
Fixed until 08/01/2024 (E), 5.00% (C)	392,000	354,270
Fixed until 09/14/2032, 5.72% (C), 09/14/2033	1,614,000	1,525,219
Mitsubishi UFJ Financial Group, Inc.
Fixed until 07/18/2024, 4.79% (C), 07/18/2025	654,000	645,577
Fixed until 07/20/2027, 5.02% (C), 07/20/2028 (F)	1,526,000	1,465,195
Fixed until 07/20/2032, 5.13% (C), 07/20/2033	497,000	464,147
Fixed until 09/13/2027, 5.35% (C), 09/13/2028	788,000	768,233
Fixed until 09/13/2032, 5.47% (C), 09/13/2033	575,000	552,895
National Australia Bank Ltd.
2.99%, 05/21/2031 (B)	1,369,000	1,052,905
Nordea Bank Abp
5.38%, 09/22/2027 (B)	1,309,000	1,276,390
SVB Financial Group
Fixed until 02/15/2031 (E), 4.10% (C) (F)	1,033,000	703,709
Fixed until 11/15/2026 (E), 4.25% (C)	2,090,000	1,539,594
US Bancorp
Fixed until 11/03/2031, 2.49% (C), 11/03/2036	857,000	643,810
Fixed until 07/22/2032, 4.97% (C), 07/22/2033	235,000	219,347
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (C), 11/15/2035	841,000	618,175

		31,697,257

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.1%
Diageo Capital PLC
1.38%, 09/29/2025	$ 200,000	$ 181,368
2.00%, 04/29/2030	606,000	485,389
2.13%, 04/29/2032	486,000	375,930

		1,042,687

Biotechnology - 0.1%
CSL Finance PLC
3.85%, 04/27/2027 (B)	270,000	255,647
4.05%, 04/27/2029 (B)	529,000	487,470
4.25%, 04/27/2032 (B)	307,000	280,137

		1,023,254

Building Products - 0.0% (D)
Standard Industries, Inc.
4.38%, 07/15/2030 (B)	290,000	221,850

Capital Markets - 1.3%
Ares Capital Corp.
2.88%, 06/15/2027 (F)	823,000	687,846
Charles Schwab Corp.
Fixed until 12/01/2030 (E), 4.00% (C)	501,000	368,013
Fixed until 06/01/2025 (E), 5.38% (C)	359,000	349,127
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (C), 02/24/2033	761,000	603,866
3.50%, 04/01/2025	1,486,000	1,419,623
Morgan Stanley
Fixed until 05/04/2026, 1.59% (C), 05/04/2027	632,000	544,921
Fixed until 02/13/2031, 1.79% (C), 02/13/2032	1,104,000	806,463
Fixed until 04/28/2025, 2.19% (C), 04/28/2026	1,359,000	1,246,754
Fixed until 07/21/2031, 2.24% (C), 07/21/2032	1,203,000	903,678
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	1,468,000	1,051,470
Fixed until 01/21/2032, 2.94% (C), 01/21/2033	1,894,000	1,495,010
4.35%, 09/08/2026	79,000	75,271
MSCI, Inc.
3.63%, 09/01/2030 (B)	992,000	816,215
3.88%, 02/15/2031 (B)	962,000	809,969
4.00%, 11/15/2029 (B)	88,000	76,006
OWL Rock Core Income Corp.
4.70%, 02/08/2027	113,000	99,015
7.75%, 09/16/2027 (B)	678,000	667,997

		12,021,244

Commercial Services & Supplies - 0.1%
Aramark Services, Inc.
6.38%, 05/01/2025 (B)	1,141,000	1,118,180

Consumer Finance - 0.1%
American Express Co.
Fixed until 02/26/2032, 4.99% (C), 05/26/2033	1,162,000	1,078,734

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.00%, 10/29/2028	655,000	526,675
4.63%, 10/15/2027	774,000	695,354

Transamerica Series Trust	Page 4

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/2026 (B)	$ 993,000	$ 814,260
3.63%, 03/01/2029 (B)	443,000	338,895
3.88%, 03/01/2031 (B)	575,000	416,791
4.00%, 10/15/2033 (B)	755,000	519,073

		3,311,048

Diversified Telecommunication Services - 0.1%
AT&T, Inc.
3.65%, 09/15/2059	109,000	70,632
3.80%, 12/01/2057	660,000	445,930

		516,562

Electric Utilities - 0.3%
Duke Energy Corp.
4.30%, 03/15/2028	643,000	605,581
Duquesne Light Holdings, Inc.
2.78%, 01/07/2032 (B)	909,000	695,134
NRG Energy, Inc.
3.38%, 02/15/2029 (B)	938,000	751,875
3.63%, 02/15/2031 (B)	1,058,000	825,240
6.63%, 01/15/2027	295,000	288,976

		3,166,806

Electronic Equipment, Instruments & Components - 0.2%
Trimble, Inc.
4.75%, 12/01/2024	853,000	843,949
4.90%, 06/15/2028	645,000	613,738

		1,457,687

Equity Real Estate Investment Trusts - 0.3%
Agree LP
2.00%, 06/15/2028	630,000	508,004
2.60%, 06/15/2033	472,000	343,733
2.90%, 10/01/2030	313,000	249,887
Equinix, Inc.
2.15%, 07/15/2030	533,000	408,321
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	1,018,000	729,960
Sun Communities Operating LP
2.70%, 07/15/2031	1,163,000	878,583

		3,118,488

Food Products - 0.2%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 05/15/2032 (B)	695,000	513,257
3.63%, 01/15/2032 (B)	500,000	390,625
4.38%, 02/02/2052 (B)	916,000	613,958
5.50%, 01/15/2030 (B)	375,000	345,570
Mondelez International, Inc.
2.75%, 04/13/2030	68,000	56,616

		1,920,026

Health Care Providers & Services - 0.5%
Centene Corp.
2.45%, 07/15/2028	919,000	748,268
3.00%, 10/15/2030	491,000	388,843
4.25%, 12/15/2027	2,255,000	2,058,420
CVS Health Corp.
5.05%, 03/25/2048	399,000	350,051
HCA, Inc.
5.38%, 09/01/2026	187,000	181,234
5.50%, 06/15/2047	188,000	158,841

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc. (continued)
5.63%, 09/01/2028	$ 264,000	$ 251,705
5.88%, 02/15/2026 - 02/01/2029	650,000	637,536

		4,774,898

Hotels, Restaurants & Leisure - 0.1%
GLP Capital LP / GLP Financing II, Inc.
5.25%, 06/01/2025	310,000	299,639
5.30%, 01/15/2029	73,000	66,569
5.38%, 04/15/2026	333,000	318,518

		684,726

Insurance - 0.6%
Athene Global Funding
1.72%, 01/07/2025 (B)	511,000	467,422
1.73%, 10/02/2026 (B)	1,522,000	1,291,734
2.65%, 10/04/2031 (B)	1,416,000	1,064,716
2.72%, 01/07/2029 (B)	1,054,000	853,244
Brown & Brown, Inc.
4.20%, 03/17/2032	291,000	248,670
4.95%, 03/17/2052	845,000	685,045
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	1,066,000	841,927

		5,452,758

Internet & Catalog Retail - 0.2%
Amazon.com, Inc.
3.00%, 04/13/2025	978,000	944,404
3.95%, 04/13/2052	459,000	376,539
4.10%, 04/13/2062	744,000	593,299

		1,914,242

IT Services - 0.3%
Global Payments, Inc.
2.15%, 01/15/2027	570,000	487,956
2.90%, 11/15/2031	566,000	432,602
4.80%, 04/01/2026	513,000	495,351
5.30%, 08/15/2029	832,000	782,805
5.40%, 08/15/2032	378,000	349,156
PayPal Holdings, Inc.
1.65%, 06/01/2025	451,000	415,266

		2,963,136

Leisure Products - 0.2%
Hasbro, Inc.
3.90%, 11/19/2029	1,126,000	984,459
5.10%, 05/15/2044	183,000	149,287
6.35%, 03/15/2040	347,000	331,392

		1,465,138

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
6.48%, 10/23/2045	221,000	194,242
Comcast Corp.
3.75%, 04/01/2040	307,000	241,372
Fox Corp.
4.03%, 01/25/2024	362,000	357,592

		793,206

Metals & Mining - 0.0% (D)
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	396,000	395,131

Transamerica Series Trust	Page 5

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp.
Fixed until 01/18/2027, 4.75% (C), 01/18/2082	$ 1,131,000	$ 916,574

Multiline Retail - 0.1%
Dollar General Corp.
4.13%, 04/03/2050	641,000	498,855

Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP
4.95%, 06/15/2028	78,000	72,686
EQT Corp.
5.68%, 10/01/2025 (G)	738,000	734,203
5.70%, 04/01/2028 (G)	318,000	313,160
Hess Midstream Operations LP
5.13%, 06/15/2028 (B)	795,000	696,192
Southwestern Energy Co.
4.75%, 02/01/2032	619,000	518,784

		2,335,025

Personal Products - 0.1%
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027 (B)	554,000	502,645

Pharmaceuticals - 0.1%
Royalty Pharma PLC
3.55%, 09/02/2050	782,000	487,403

Professional Services - 0.0% (D)
CoStar Group, Inc.
2.80%, 07/15/2030 (B)	497,000	391,866

Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc.
2.95%, 04/01/2025	534,000	513,723
Broadcom, Inc.
4.30%, 11/15/2032	603,000	506,176
Marvell Technology, Inc.
1.65%, 04/15/2026	732,000	639,631
4.88%, 06/22/2028	599,000	561,711
Microchip Technology, Inc.
2.67%, 09/01/2023	1,296,000	1,263,004
TSMC Arizona Corp.
3.88%, 04/22/2027	669,000	637,880

		4,122,125

Software - 0.1%
Workday, Inc.
3.50%, 04/01/2027	372,000	343,820
3.80%, 04/01/2032	608,000	528,332

		872,152

Trading Companies & Distributors - 0.1%
Air Lease Corp.
1.88%, 08/15/2026	817,000	692,924
3.00%, 02/01/2030	412,000	326,145

		1,019,069

Total Corporate Debt Securities (Cost $109,132,031)		92,404,777

	Principal	Value
LOAN ASSIGNMENTS - 0.2%
Biotechnology - 0.1%
HCRX Investments Holdco LP
Term Loan B,
3-Month LIBOR + 2.25%, 5.02% (C), 07/14/2028 (G)	$ 929,309	$ 922,339

Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments, Inc.
Term Loan,
TBD, 10/21/2028 (G) (H)	1,086,000	1,056,814

Total Loan Assignments (Cost $1,551,342)		1,979,153

MORTGAGE-BACKED SECURITIES - 4.3%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A,
1-Month LIBOR + 0.88%, 3.59% (C), 09/15/2034 (B)	592,515	576,869
Angel Oak Mortgage Trust
Series 2019-5, Class A1,
2.59% (C), 10/25/2049 (B)	91,877	88,080
Series 2019-6, Class A1,
2.62% (C), 11/25/2059 (B)	81,150	78,834
Series 2020-3, Class A2,
2.41% (C), 04/25/2065 (B)	181,789	167,181
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class AF,
1-Month SOFR + 0.85%, 3.03% (C), 11/25/2051 (B)	727,841	675,583
Series 2022-2, Class A1,
3.00% (C), 12/25/2051 (B)	1,402,499	1,157,938
BBCMS Mortgage Trust
Series 2017-DELC, Class A,
1-Month LIBOR + 0.98%, 3.79% (C), 08/15/2036 (B)	422,000	412,449
BBCMS Trust
Series 2015-SRCH, Class A2,
4.20%, 08/10/2035 (B)	715,000	661,900
BPR Trust
Series 2022-OANA, Class A,
1-Month SOFR + 1.90%, 4.74% (C), 04/15/2037 (B)	1,387,000	1,366,211
BX Commercial Mortgage Trust
Series 2019-XL, Class A,
1-Month LIBOR + 0.92%, 3.74% (C), 10/15/2036 (B)	1,078,748	1,062,472
Series 2019-XL, Class B,
1-Month LIBOR + 1.08%, 3.90% (C), 10/15/2036 (B)	317,900	309,908
Series 2020-VKNG, Class A,
1-Month LIBOR + 0.93%, 3.75% (C), 10/15/2037 (B)	163,908	159,180
Series 2021-VINO, Class A,
1-Month LIBOR + 0.65%, 3.47% (C), 05/15/2038 (B)	186,000	177,902
Series 2021-VOLT, Class B,
1-Month LIBOR + 0.95%, 3.77% (C), 09/15/2036 (B)	733,000	687,104

Transamerica Series Trust	Page 6

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust (continued)
Series 2021-VOLT, Class D,
1-Month LIBOR + 1.65%, 4.47% (C), 09/15/2036 (B)	$ 770,000	$ 714,799
BX Trust
Series 2019-OC11, Class B,
3.61%, 12/09/2041 (B)	242,000	200,495
Series 2019-OC11, Class C,
3.86%, 12/09/2041 (B)	481,000	399,354
Series 2021-LBA, Class AJV,
1-Month LIBOR + 0.80%, 3.62% (C), 02/15/2036 (B)	820,000	781,266
Series 2021-LBA, Class AV,
1-Month LIBOR + 0.80%, 3.62% (C), 02/15/2036 (B)	932,000	887,975
BXP Trust
Series 2017-GM, Class A,
3.38%, 06/13/2039 (B)	324,000	291,071
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1,
1-Month SOFR + 1.20%, 3.48% (C), 02/25/2050 (B)	749,630	711,688
CIM Trust
Series 2021-NR1, Class A1,
2.57% (C), 07/25/2055 (B)	468,613	443,375
Cold Storage Trust
Series 2020-ICE5, Class A,
1-Month LIBOR + 0.90%, 3.72% (C), 11/15/2037 (B)	1,316,224	1,282,079
Series 2020-ICE5, Class B,
1-Month LIBOR + 1.30%, 4.12% (C), 11/15/2037 (B)	585,862	567,457
Series 2020-ICE5, Class C,
1-Month LIBOR + 1.65%, 4.47% (C), 11/15/2037 (B)	587,828	567,885
COLT Mortgage Loan Trust
Series 2020-2, Class A1,
1.85% (C), 03/25/2065 (B)	21,738	21,297
Series 2020-3, Class A1,
1.51% (C), 04/27/2065 (B)	66,119	62,496
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A,
1-Month LIBOR + 0.98%, 3.80% (C), 05/15/2036 (B)	1,320,000	1,301,841
Series 2019-ICE4, Class C,
1-Month LIBOR + 1.43%, 4.25% (C), 05/15/2036 (B)	282,000	274,451
CSMC Trust
Series 2021-WEHO, Class A,
1-Month LIBOR + 3.97%, 6.79% (C), 04/15/2023 (B)	597,195	573,382
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 3.90% (C), 07/15/2038 (B)	426,376	412,979
Series 2021-ESH, Class B,
1-Month LIBOR + 1.38%, 4.20% (C), 07/15/2038 (B)	274,312	264,001
Flagstar Mortgage Trust
Series 2021-13IN, Class A2,
3.00% (C), 12/30/2051 (B)	2,246,448	1,854,724
GCAT Trust
Series 2022-INV1, Class A1,
3.00% (C), 12/25/2051 (B)	1,863,388	1,538,459

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust
Series 2019-WOLF, Class A,
1-Month LIBOR + 1.03%, 3.85% (C), 12/15/2036 (B)	$ 526,000	$ 508,810
Series 2019-WOLF, Class B,
1-Month LIBOR + 1.33%, 4.15% (C), 12/15/2036 (B)	258,000	246,326
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 4.45% (C), 12/15/2036 (B)	287,000	273,653
Life Mortgage Trust
Series 2021-BMR, Class A,
1-Month LIBOR + 0.70%, 3.52% (C), 03/15/2038 (B)	1,278,844	1,229,162
Series 2021-BMR, Class C,
1-Month LIBOR + 1.10%, 3.92% (C), 03/15/2038 (B)	740,177	704,926
Series 2022-BMR2, Class A1,
1-Month SOFR + 1.30%, 4.14% (C), 05/15/2039 (B)	886,000	860,497
Series 2022-BMR2, Class B,
1-Month SOFR + 1.79%, 4.64% (C), 05/15/2039 (B)	257,000	249,280
Med Trust
Series 2021-MDLN, Class C,
1-Month LIBOR + 1.80%, 4.62% (C), 11/15/2038 (B)	216,000	205,718
Series 2021-MDLN, Class D,
1-Month LIBOR + 2.00%, 4.82% (C), 11/15/2038 (B)	219,000	207,204
Series 2021-MDLN, Class E,
1-Month LIBOR + 3.15%, 5.97% (C), 11/15/2038 (B)	972,000	915,010
Series 2021-MDLN, Class F,
1-Month LIBOR + 4.00%, 6.82% (C), 11/15/2038 (B)	611,000	562,174
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A11,
1-Month SOFR + 0.95%, 3.23% (C), 08/25/2051 (B)	523,343	488,028
Series 2021-INV3, Class A11,
1-Month SOFR + 0.95%, 3.23% (C), 10/25/2051 (B)	649,036	605,235
Series 2021-INV4, Class A3,
2.50% (C), 12/25/2051 (B)	422,719	336,606
Series 2022-INV1, Class A2,
3.00% (C), 03/25/2052 (B)	1,257,656	1,038,352
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A,
1-Month LIBOR + 0.80%, 3.62% (C), 04/15/2038 (B)	1,345,085	1,294,580
Series 2021-MHC, Class C,
1-Month LIBOR + 1.35%, 4.17% (C), 04/15/2038 (B)	759,271	721,239
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1,
4.50% (C), 02/25/2058 (B)	124,936	119,377
OBX Trust
Series 2021-INV3, Class A3,
2.50% (C), 10/25/2051 (B)	449,325	357,793
Series 2022-INV1, Class A1,
3.00% (C), 12/25/2051 (B)	1,413,948	1,165,513
Series 2022-INV1, Class A18,
3.00% (C), 12/25/2051 (B)	600,314	484,332
Oceanview Mortgage Trust
Series 2022-1, Class A1,
3.00% (C), 12/25/2051 (B)	757,199	625,163

Transamerica Series Trust	Page 7

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
PRPM LLC
Series 2021-10, Class A1,
2.49% (C), 10/25/2026 (B)	$ 748,667	$ 676,045
Series 2021-9, Class A1,
2.36% (C), 10/25/2026 (B)	665,046	614,244
Series 2022-2, Class A1,
5.00% (C), 03/25/2027 (B)	1,078,340	1,024,287
RCKT Mortgage Trust
Series 2021-3, Class A21,
1-Month SOFR + 0.80%, 2.98% (C), 07/25/2051 (B)	471,541	436,473
Sequoia Mortgage Trust
Series 2013-5, Class A1,
2.50% (C), 05/25/2043 (B)	116,945	99,242
Series 2020-2, Class A19,
3.50% (C), 03/25/2050 (B)	53,510	46,183
Spruce Hill Mortgage Loan Trust
Series 2020-SH1, Class A1,
2.52% (C), 01/28/2050 (B)	8,944	8,846
Series 2020-SH1, Class A2,
2.62% (C), 01/28/2050 (B)	47,289	46,757
SREIT Trust
Series 2021-MFP, Class A,
1-Month LIBOR + 0.73%, 3.55% (C), 11/15/2038 (B)	100,000	95,399
TPI RE-REMIC Trust, Principal Only STRIPS
Series 2022-FRR1, Class AK35,
Zero Coupon, 08/25/2046 (B)	396,000	375,014
UWM Mortgage Trust
Series 2021-INV1, Class A9,
1-Month SOFR + 0.90%, 3.08% (C), 08/25/2051 (B)	628,849	584,864
Series 2021-INV4, Class A3,
2.50% (C), 12/25/2051 (B)	326,448	259,947
VASA Trust
Series 2021-VASA, Class A,
1-Month LIBOR + 0.90%, 3.72% (C), 07/15/2039 (B)	425,000	404,574
VMC Finance LLC
Series 2021-HT1, Class A,
1-Month LIBOR + 1.65%, 4.64% (C), 01/18/2037 (B)	454,238	440,105
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A,
1-Month LIBOR + 1.15%, 3.97% (C), 02/15/2040 (B)	414,514	394,775

Total Mortgage-Backed Securities (Cost $43,063,389)		39,438,418

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.8%
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 03/01/2052	3,464,127	3,028,553
3.00%, 05/01/2031 - 03/01/2052	3,197,627	2,898,442
3.50%, 07/01/2042 - 07/01/2052	4,685,933	4,258,960
4.00%, 03/01/2047 - 08/01/2052	2,050,536	1,928,029
4.50%, 03/01/2048 - 08/01/2052	5,366,327	5,128,455
4.50%, 09/01/2050 (G)	858,646	831,252
5.00%, 09/01/2048 - 08/01/2052	656,298	649,825
5.50%, 09/01/2052	410,602	414,347
6.00%, 04/01/2040	45,066	47,389

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
1-Month SOFR + 0.85%, 3.13% (C), 11/25/2041 (B)	$ 567,000	$ 552,237
1-Month SOFR + 0.95%, 3.23% (C), 12/25/2041 (B)	968,651	922,641
1-Month SOFR + 1.30%, 3.58% (C), 02/25/2042 (B)	217,874	214,013
1-Month SOFR + 2.00%, 4.28% (C), 04/25/2042 (B)	201,220	199,212
1-Month SOFR + 2.00%, 4.28% (C), 12/25/2050 (B)	795,093	781,673
1-Month SOFR + 2.10%, 4.38% (C), 03/25/2042 (B)	449,689	446,903
1-Month SOFR + 2.15%, 4.44% (C), 09/25/2042 (B)	166,929	165,937
1-Month SOFR + 2.25%, 4.53% (C), 08/25/2033 (B)	1,117,000	1,023,512
1-Month SOFR + 2.30%, 4.58% (C), 08/25/2042 (B)	278,553	275,477
1-Month SOFR + 2.95%, 5.23% (C), 06/25/2042 (B)	641,728	642,082
1-Month LIBOR + 3.10%, 6.18% (C), 03/25/2050 (B)	229,949	229,828
1-Month LIBOR + 3.15%, 6.23% (C), 09/25/2050 (B)	20,468	20,494
Federal Home Loan Mortgage Corp. STACR Trust
1-Month LIBOR + 1.95%, 5.03% (C), 10/25/2049 (B)	22,335	22,208
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month SOFR + 2.30%, 4.58% (C), 08/25/2033 (B)	305,000	295,478
1-Month SOFR + 2.60%, 4.88% (C), 11/25/2050 (B)	897,590	887,494
1-Month SOFR + 2.65%, 4.93% (C), 07/25/2042 (B)	314,560	313,044
Federal National Mortgage Association
2.50%, 11/01/2034 - 03/01/2052	10,286,457	8,733,785
3.00%, 10/01/2034 - 06/01/2057	7,967,169	7,099,750
3.50%, 12/01/2045 - 08/01/2056	12,389,171	11,290,444
4.00%, 01/01/2048 - 07/01/2052	7,730,795	7,270,283
4.50%, 11/01/2042 - 08/01/2052	4,368,247	4,186,050
4.50%, 01/01/2050 (G)	460,486	445,782
5.00%, 07/01/2044 - 05/01/2048	437,942	435,618
5.50%, 09/01/2052	1,660,761	1,662,118
6.00%, 02/01/2037	2,059	2,172
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR + 1.65%, 3.93% (C), 12/25/2041 (B)	464,000	422,578
1-Month SOFR + 1.90%, 4.18% (C), 04/25/2042 (B)	484,786	476,453
1-Month SOFR + 2.00%, 4.28% (C), 11/25/2041 (B)	1,446,000	1,292,701
Series 2022-R04, Class 1M1,
1-Month SOFR + 2.00%, 4.28% (C), 03/25/2042 (B)	435,695	430,649
1-Month SOFR + 2.10%, 4.38% (C), 03/25/2042 (B)	1,021,160	1,009,082
1-Month SOFR + 2.50%, 4.78% (C), 09/25/2042 (B)	936,000	935,386
1-Month SOFR + 2.55%, 4.85% (C), 07/25/2042 (B)	250,794	249,544

Transamerica Series Trust	Page 8

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust (continued)
Series 2022-R06, Class 1M1, 1-Month SOFR + 2.75%, 5.03% (C), 05/25/2042 (B)	$ 319,216	$ 318,916
1-Month LIBOR + 2.10%, 5.18% (C), 10/25/2039 (B)	69,129	68,750
1-Month LIBOR + 2.15%, 5.23% (C), 09/25/2031 (B)	73,011	72,803
1-Month SOFR + 3.00%, 5.28% (C), 01/25/2042 (B)	527,000	481,145
1-Month SOFR + 3.00%, 5.28% (C), 04/25/2042 (B)	376,000	346,860
1-Month LIBOR + 2.30%, 5.38% (C), 08/25/2031 (B)	26,349	26,282
1-Month LIBOR + 2.40%, 5.48% (C), 04/25/2031 (B)	97,788	97,429
1-Month LIBOR + 4.30%, 7.38% (C), 02/25/2025	217,122	221,568
1-Month LIBOR + 4.90%, 7.98% (C), 11/25/2024	39,011	40,315
1-Month LIBOR + 5.00%, 8.08% (C), 07/25/2025	189,802	193,576
1-Month LIBOR + 5.70%, 8.78% (C), 04/25/2028	199,166	206,211
Federal National Mortgage Association REMIC
3.00%, 05/25/2048 - 11/25/2049	1,154,326	1,053,695
Government National Mortgage Association
2.50%, TBA (G)	4,316,930	3,712,813
3.00%, 07/20/2051 - 08/20/2051	3,984,750	3,543,631
3.50%, TBA (G)	2,873,262	2,613,771
4.00%, 01/15/2045 - 05/20/2048	1,549,450	1,476,653
4.50%, 08/15/2046 - 05/20/2048	790,366	776,833
5.00%, 08/20/2048	212,286	208,939
Uniform Mortgage-Backed Security
2.00%, TBA (G)	2,273,799	2,004,175
2.50%, TBA (G)	784,700	710,914
3.00%, TBA (G)	3,282,055	2,871,574
3.50%, TBA (G)	10,001,301	9,001,171
4.00%, TBA (G)	6,076,466	5,639,720
4.50%, TBA (G)	2,272,259	2,165,037
5.00%, TBA (G)	6,698,312	6,533,012

Total U.S. Government Agency Obligations (Cost $124,372,519)		116,505,673

U.S. GOVERNMENT OBLIGATIONS - 16.7%
U.S. Treasury - 16.1%
U.S. Treasury Bonds
1.75%, 08/15/2041	10,993,000	7,519,899
2.00%, 11/15/2041	6,536,000	4,678,857
2.38%, 02/15/2042	4,850,000	3,717,070
2.88%, 05/15/2052	21,503,000	18,035,641
3.38%, 08/15/2042	19,345,000	17,525,361
U.S. Treasury Notes
1.13%, 08/31/2028	7,450,700	6,310,976
2.75%, 07/31/2027 - 05/31/2029	24,079,600	22,658,305
2.75%, 08/15/2032 (F)	28,821,100	26,339,783
2.88%, 04/30/2029	4,551,000	4,249,852
3.13%, 08/31/2027 (F)	22,957,400	22,031,930
3.25%, 06/30/2027	3,367,700	3,247,594
4.13%, 09/30/2027	3,086,000	3,097,814
4.25%, 09/30/2024	7,294,000	7,299,697

		146,712,779

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 0.6%
U.S. Treasury Inflation-Protected Indexed Notes
0.63%, 07/15/2032	$ 5,862,370	$ 5,313,575

Total U.S. Government Obligations (Cost $166,510,260)		152,026,354

	Shares	Value
OTHER INVESTMENT COMPANY - 6.5%
Securities Lending Collateral - 6.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (I)	59,387,603	59,387,603

Total Other Investment Company (Cost $59,387,603)		59,387,603

	Principal	Value
REPURCHASE AGREEMENT - 4.7%
Fixed Income Clearing Corp., 1.10% (I), dated 09/30/2022, to be repurchased at $42,807,323 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $43,659,503.	$ 42,803,399	42,803,399

Total Repurchase Agreement (Cost $42,803,399)		42,803,399

Total Investments (Cost $967,759,540)		1,009,831,520
Net Other Assets (Liabilities) - (10.7)%		(97,528,118)

Net Assets - 100.0%		$ 912,303,402

Transamerica Series Trust	Page 9

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$475,331,363	$—	$—	$475,331,363
Asset-Backed Securities	—	29,954,780	—	29,954,780
Corporate Debt Securities	—	92,404,777	—	92,404,777
Loan Assignments	—	1,979,153	—	1,979,153
Mortgage-Backed Securities	—	39,438,418	—	39,438,418
U.S. Government Agency Obligations	—	116,505,673	—	116,505,673
U.S. Government Obligations	—	152,026,354	—	152,026,354
Other Investment Company	59,387,603	—	—	59,387,603
Repurchase Agreement	—	42,803,399	—	42,803,399

Total Investments	$534,718,966	$475,112,554	$—	$1,009,831,520

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the total value of 144A securities is $100,679,045, representing 11.0% of the Portfolio’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $60,985,504, collateralized by cash collateral of $59,387,603 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,886,508. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	All or a portion of the security represents an unsettled loan commitment at September 30, 2022 where the rate will be determined at time of settlement.
(I)	Rates disclosed reflect the yields at September 30, 2022.
(J)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TBD	To Be Determined

Transamerica Series Trust	Page 10

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Janus Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Page 11

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 12